Risks and Financial Instruments - Summary of loss allowance for expected credit losses balances by geographic area (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	R$ 559,633	R$ 579,107
Brasil [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	559,532	568,461
United States of America and Canada [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	3	1,146
Other Latin American countries [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	15	271
Europe [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	66	9,120
Others [member]
Disclosure of detailed information about financial instruments [line items]
Loss allowance for expected credit losses	R$ 17	R$ 109